Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 36,168
Impairment		€ 0
Accumulated amortization	(35,084)	0	€ 0
Ending balance	864	36,168
Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49,193	48,995
Additions	876	214
Divestiture	(617)	(16)
Ending balance	49,452	49,193	48,995
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,025)	(12,527)
Amortisation charge	(613)	(217)
Divestiture	134	16
Accumulated amortization	(48,588)	(13,025)
Ending balance	(48,588)	(13,025)	(12,527)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	(35,084)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883
Ending balance	0	883
Goodwill [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	883	883
Divestiture	(239)
Ending balance	644	883	883
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	(644)
Ending balance	(644)
Goodwill [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	(644)
In-process research and development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,678
Ending balance	0	33,678
In-process research and development [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,678	33,678
Ending balance	33,678	33,678	33,678
In-process research and development [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	(33,678)
Ending balance	(33,678)
In-process research and development [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	(33,678)
Development cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	474
Ending balance	408	474
Development cost [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,084	1,084
Ending balance	1,084	1,084	1,084
Development cost [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(610)	(543)
Amortisation charge	(66)	(67)
Accumulated amortization	(676)	(610)
Ending balance	(676)	(610)	(543)
Patents, licences, trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,099
Ending balance	456	1,099
Patents, licences, trademarks [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,285	13,071
Additions	876	214
Divestiture	(213)
Ending balance	13,948	13,285	13,071
Patents, licences, trademarks [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(12,186)	(12,052)
Amortisation charge	(547)	(134)
Divestiture	3
Accumulated amortization	(13,492)	(12,186)
Ending balance	(13,492)	(12,186)	(12,052)
Patents, licences, trademarks [member] | Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	(762)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34
Ending balance	0	34
Software [member] | Capitalized costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	263	279
Additions		0
Divestiture	(165)	(16)
Ending balance	98	263	279
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(229)	(229)
Amortisation charge	0	(16)
Divestiture	131	16
Accumulated amortization	(98)	(229)
Ending balance	€ (98)	€ (229)	€ (229)